Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of warrants outstanding and exercisable
	Warrants	Weighted Average Exercise Price	Aggregate Intrinsic Value
Warrants outstanding, as of March 31, 2021	—	—	—
Issued	6,340,000	$3.0	—
Exercised	—	—	—
Expired	—	—	—
Warrants outstanding, as of March 31, 2022	6,340,000	$3.0	—
Issued	—	—	—
Exercised	—	—	—
Expired	—	—	—
Warrants outstanding, as of March 31, 2023	6,340,000	3.0	—
Warrants exercisable, as of March 31, 2023	6,340,000	3.0	—